Reclassifications	3 Months Ended
Dec. 31, 2011
Reclassifications [Abstract]
Reclassifications

16. Reclassifications:

Since the original filing of the Form 10Q for the three months ended December 31, 2011, certain reclassifications have been made relating to the gain on sale of assets and income tax expense relating to discontinued operations. The reclassifications affected certain categories in the statement of operations and certain per share earnings amounts for the three months ended December 31, 2011, but did not affect net income or net income attributable to common shareholders.